Asset Quality (Impaired Loans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unpaid Principal Balance - Impaired Financing Receivable [Abstract]
Unpaid principal balance - Impaired loans with an associated allowance	$ 1,229	$ 1,303
Unpaid principal balance - Impaired loans without an associated allowance	1,250	1,455
Unpaid principal balance - Total impaired loans	2,479	2,758
Recorded Investment - Impaired Financing Receivable [Abstract]
Recorded investment - Impaired loans with an associated allowance	1,054	1,132
Recorded investment - Impaired loans without an associated allowance	830	951
Recorded investment - Total impaired loans	1,884	2,083
Associated Allowance - Total impaired loans	191	209
Average Recorded Receivable - Impaired Financing Receivable [Abstract]
Average recorded investment - Impaired loans with an associated allowance	1,124	1,253
Average recorded investment - Impaired loans without an associated allowance	899	939
Average recorded investment - Total impaired loans	2,023	2,192
Total commercial lending
Unpaid Principal Balance - Impaired Financing Receivable [Abstract]
Unpaid principal balance - Impaired loans with an associated allowance	527	440
Unpaid principal balance - Impaired loans without an associated allowance	228	413
Recorded Investment - Impaired Financing Receivable [Abstract]
Recorded investment - Impaired loans with an associated allowance	386	315
Recorded investment - Impaired loans without an associated allowance	195	326
Associated Allowance - Total impaired loans	98	73
Average Recorded Receivable - Impaired Financing Receivable [Abstract]
Average recorded investment - Impaired loans with an associated allowance	371	349
Average recorded investment - Impaired loans without an associated allowance	276	294
Total consumer lending
Unpaid Principal Balance - Impaired Financing Receivable [Abstract]
Unpaid principal balance - Impaired loans with an associated allowance	702	863
Unpaid principal balance - Impaired loans without an associated allowance	1,022	1,042
Recorded Investment - Impaired Financing Receivable [Abstract]
Recorded investment - Impaired loans with an associated allowance	668	817
Recorded investment - Impaired loans without an associated allowance	635	625
Associated Allowance - Total impaired loans	93	136
Average Recorded Receivable - Impaired Financing Receivable [Abstract]
Average recorded investment - Impaired loans with an associated allowance	753	904
Average recorded investment - Impaired loans without an associated allowance	$ 623	$ 645